Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 13, 2017	Jan. 30, 2017	Feb. 23, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 26, 2018	Aug. 31, 2016
Disclosure of classes of share capital [Line Items]
Share capital				$ 2,864	$ 1,740
Number of shares issued and fully paid				36,342,945	21,938,397	21,348,873
Treasury non-voting shares				10,183	5,200
Issuance Of Issuance Of Non Vested Non Voting Shares Fully Paid				778,134	1,237,665
Issuance of non-voting shares to employees					611,637
Nominal value per share of non-voting shares					$ 0.0769
Share premium balance to offset the accumulated losses			$ 30,600
Share issue related cost				$ 11,964	$ 33	$ 1,433
Resolution of an Extraordinary General Meeting [Member]
Disclosure of classes of share capital [Line Items]
Authorized share capital							18,565,625
2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [Line Items]
Nominal value per share of non-voting shares				$ 0.0769
Issuance of shares				454,548	264,524
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Share capital				$ 2,900
Number of shares issued and fully paid				36,342,945	2,215,434	2,215,434
Preferred A shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued and fully paid					8,031,777	7,706,777
Reclassified from share based payment reserve to the share premium								$ 2,400
Preferred A shares [Member] | Merck Serono [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued								325,000
Preferred B shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued and fully paid					11,079,549	11,079,549
IPO [Member]
Disclosure of classes of share capital [Line Items]
Issuance of non-voting shares to employees		6,450,000
Par value per share		$ 15.00
Nominal value per share of non-voting shares		$ 0.0769
Proceeds from issue of common shares		$ 96,800
Share issue related cost		$ 8,200
Private Placement [Member]
Disclosure of classes of share capital [Line Items]
Nominal value per share of non-voting shares	$ 0.0769
Proceeds from issue of common shares	$ 60,000
Share issue related cost	$ 3,700
Issuance of shares	7,500,000
Par value per share	$ 8.00